Accrued liabilities - Disclosure of Accrued Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Salaries and related items	€ 20,166	€ 17,853	€ 22,582
Interest on external loans	1,750	1,815	0
Auditors, lawyers and consultants	5,482	7,287	5,508
Advertising and promotion	218	229	656
Rent	1,291	1,011	596
IT	1,405	514	1,113
Other accrued liabilities	2,766	8,357	11,245
Restructuring costs related to employees	0	0	133
Total	€ 33,078	€ 37,066	€ 41,833